Subsequent Events (Details) - Subsequent Events - Exclusive out-licensing agreement - Takeda Pharmaceuticals International AG $ in Millions	Jan. 23, 2023 USD ($)
Subsequent events
Maximum total payment amount per agreement	$ 1,130.0
Upfront payments per agreement on closing	$ 400.0